UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               19
                                               ------------------

Form 13F Information Table Entry Value:             250,352
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Autoimmune                               COM           052776101       22       26,100     SH          SOLE
Aclara Biosciences                       COM           00461P106       35       23,199     SH          SOLE
Amylin Pharmaceuticals                   COM           032346108   15,596      938,400     SH          SOLE
Arena Pharmaceuticals                    COM           040047102      228       40,800     SH          SOLE
Incyte                                   COM           45337C102    7,757    1,671,870     SH          SOLE
Intrabiotics Pharmaceuticals             COM           46116T506      296      644,290     SH          SOLE
Kosan Biosciences                        COM           50064W107    1,105      169,000     SH          SOLE
Neurogen                                 COM           64124E106    5,485      683,100     SH          SOLE
Pharmacyclics                            COM           716933106       67       22,300     SH          SOLE
Praecis Pharmaceuticals                  COM           739421105      150       50,100     SH          SOLE
Regeneron Pharmaceutical                 COM           75886F107   38,628    2,861,330     SH          SOLE
Symyx Technologies                       COM           87155S108      345       32,923     SH          SOLE
Third Wave Technologies                  COM           88428W108       46       34,057     SH          SOLE
Trimeris                                 COM           896263100  148,062    3,316,052     SH          SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6    3,438    5,000,000     PRN         SOLE
Alkermes Conv Notes 3.75% 2/15/07        CONV BONDS    01642TAB4    2,350    5,000,000     PRN         SOLE
Aviron Conv Notes                        CONV BONDS    053762AD2    3,605    4,000,000     PRN         SOLE
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)               CONV BONDS    75886FAB3   18,166   25,275,000     PRN         SOLE
Scios Conv Notes 5.5% 8/19/05            CONV BONDS    808905AA1    4,971    5,500,000     PRN         SOLE
                                                                  -------
                                                                  250,352
                                                                  =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Autoimmune                                               26,100
Aclara Biosciences                                       23,199
Amylin Pharmaceuticals                                  938,400
Arena Pharmaceuticals                                    40,800
Incyte                                                1,671,870
Intrabiotics Pharmaceuticals                            644,290
Kosan Biosciences                                       169,000
Neurogen                                                683,100
Pharmacyclics                                            22,300
Praecis Pharmaceuticals                                  50,100
Regeneron Pharmaceutical                              2,861,330
Symyx Technologies                                       32,923
Third Wave Technologies                                  34,057
Trimeris                                              3,316,052
Incyte Genomics  Notes 5.5% 3/01/2007                 5,000,000
Alkermes Conv Notes 3.75% 2/15/07                     5,000,000
Aviron Conv Notes                                     4,000,000
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)                           25,275,000
Scios Conv Notes 5.5% 8/19/05                         5,500,000